UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2016. The net asset values (NAV) per share at that date were $18.10, $18.05, $18.15, $18.15 and $18.14 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2016
Cohen & Steers Global Infrastructure Fund—Class A	13.74%
Cohen & Steers Global Infrastructure Fund—Class C	13.37%
Cohen & Steers Global Infrastructure Fund—Class I	13.85%
Cohen & Steers Global Infrastructure Fund—Class R	13.66%
Cohen & Steers Global Infrastructure Fund—Class Z	13.90%
Linked Global Infrastructure Index-Net[a]	14.02%
S&P 500 Index[a]	3.84%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

a  The Linked Global Infrastructure Index-Net is represented by the performance of the S&P 1500 Utilities Index from December 31, 1994 through March 31, 2008, the Macquarie Global Infrastructure Index from April 1, 2008 through May 31, 2008, the UBS Global 50/50 Infrastructure & Utilities Index-net (UBS 50/50) from June 1, 2008 through March 31, 2015 and the FTSE Global Core Infrastructure 50/50 Net Tax Index (FTSE 50/50) thereafter. The benchmark was replaced on March 31, 2015 because UBS retired the UBS 50/50. The UBS 50/50 tracked a 50% exposure to global developed market utilities sector and a 50% exposure to global developed market infrastructure sector. The index was free-float market-capitalization weighted and reconstituted annually with quarterly rebalances and was net of dividend withholding taxes. The FTSE 50/50 is a market-capitalization-weighted index of the worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors, including pipelines, satellites and telecommunication towers. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets.

Market Review

Global listed infrastructure produced a strong total return for the six-month period ended June 30, 2016, performing well amid challenging conditions for stocks broadly. Markets initially tumbled amid concerns about slowing global growth, accompanied by declining crude oil prices, which reached a 13-year low in February. Stocks moved higher into June, aided by a rebound in oil, generally better economic data and stimulus policies adopted by several central banks. Markets were rattled late in the period when the U.K. unexpectedly voted in favor of leaving the European Union. The so-called Brexit vote briefly weighed on the broad global stock market. Sovereign bond yields generally trended lower throughout the period in response to economic uncertainty and aggressive central bank actions.

There was broad dispersion in infrastructure subsector returns during the period. Midstream energy companies rose along with energy prices as declines in North American oil production began to help reduce excess inventories. The more defensive infrastructure subsectors advanced as declining bond yields made the stocks' relatively high dividend yields more attractive, and as investors sought to hold assets with relatively stable cash flows amid increased equity market volatility. Also, low bond yields are generally a positive for these capital-intensive businesses. The more economically sensitive infrastructure subsectors underperformed, and in some cases produced negative total returns.

Fund Performance

The Fund had a positive total return in the period, although it underperformed its linked benchmark. The largest detractor from relative performance was our stock selection and overweight allocation in communications. Eutelsat Communications declined materially after warning that its 2017 earnings would be 20% to 30% below prior guidance due to competitive pressures in its data and video businesses. We subsequently sold the position. Ei Towers and Cellnex Telecom fell as investors were disappointed with the slower-than-anticipated pace of consolidation in the European cell tower market.

Stock selection and our underweight in midstream energy also detracted. We were underweight Spectra Energy and did not own Oneok, two of the more commodity price-levered names. An out-of-index allocation to toll road and airport operator Ferrovial further detracted. The company, whose operations include London's Heathrow Airport, underperformed materially late in the second quarter due to concerns over the potential negative impact from the U.K. leaving the EU—concerns that we believe are exaggerated.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

The largest contributor to relative performance was our substantial underweight and stock selection in marine ports, which had a negative total return in the index amid signs of a slowdown in global trade. Stock selection in airports likewise contributed, as we were underweight or decided not own several Europe-based airport companies that declined in the risk-off environment that prevailed late in the period.

Stock selection in gas distribution also contributed, including substantial overweights in U.S.-based companies that investors favored for their sensitivity to interest-rate changes. Stock selection in electric utilities additionally contributed, although this was partially offset by our underweight allocation to the subsector. Regulated electric utilities, particularly in the U.S., performed strongly as investors sought solid cash-flow generators amid decent, yet still tepid, economic data; the stocks further benefited from a belief that accommodative monetary policies will persist for the foreseeable future. Also, we did not own certain poorly performing Japan-based integrated utilities, which declined in the face of rising input costs and delays in restarting nuclear facilities.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund's investments in foreign securities contributed significantly to absolute performance during the period. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund's investments denominated in foreign currencies are subject to foreign currency risk. With a notable exception of the U.K. pound, most currencies appreciated against the U.S. dollar. The Japanese yen was especially strong, rising nearly 20% in value compared to the U.S. dollar. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a net tailwind for absolute returns.

Sincerely,

ROBERT S. BECKER	BEN MORTON
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2016

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	0.87%[a]	3.89%[b]	—	—	—
1 Year (without sales charge)	5.63%	4.89%	5.88%	5.45%	5.95%
5 Years (with sales charge)	7.74%[a]	8.04%	—	—	—
5 Years (without sales charge)	8.74%	8.04%	9.07%	—	—
10 Years (with sales charge)	5.79%[a]	5.59%	—	—	—
10 Years (without sales charge)	6.28%	5.59%	6.64%	—	—
Since Inception[c] (with sales charge)	7.81%[a]	7.58%	—	—	—
Since Inception[c] (without sales charge)	8.22%	7.58%	8.58%	3.39%	3.87%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized expense ratios for each class of shares as disclosed in the May 1, 2016 prospectus, were as follows: Class A—1.32%; Class C—1.97%; Class I—1.07%; Class R—1.47%; and Class Z—0.97%.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception dates: May 3, 2004 for Class A, C and I shares and October 1, 2014 for Class R and Z shares.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016—June 30, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period[a] January 1, 2016– June 30, 2016
Class A
Actual (13.74% return)	$1,000.00	$1,137.40	$7.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.95	$6.97
Class C
Actual (13.37% return)	$1,000.00	$1,133.70	$10.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.72	$10.22
Class I
Actual (13.85% return)	$1,000.00	$1,138.50	$5.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.29	$5.62
Class R
Actual (13.66% return)	$1,000.00	$1,136.60	$8.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.21	$7.72
Class Z
Actual (13.90% return)	$1,000.00	$1,139.00	$5.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.69	$5.22

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized expense ratios of 1.39%, 2.04%, 1.12%, 1.54% and 1.04%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

June 30, 2016
Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
NextEra Energy	$10,413,614	4.6
Crown Castle International Corp.	9,754,016	4.3
Transurban Group	9,274,637	4.1
TransCanada Corp.	9,154,050	4.0
American Tower Corp.	8,168,673	3.6
PG&E Corp.	8,079,104	3.6
Sempra Energy	7,664,310	3.4
Union Pacific Corp.	6,828,534	3.0
CMS Energy Corp.	6,708,768	3.0
Edison International	6,697,173	3.0

Country Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

		Number of Shares/Units	Value
COMMON STOCK	99.3%
AUSTRALIA	5.9%
ELECTRIC—REGULATED ELECTRIC	0.9%
Spark Infrastructure Group[a]		1,123,275	$2,058,163
PIPELINES—C-CORP	0.9%
APA Group[a]		307,193	2,136,639
TOLL ROADS	4.1%
Transurban Group[a]		1,029,741	9,274,637
TOTAL AUSTRALIA			13,469,439
BRAZIL	1.4%
TOLL ROADS
CCR SA		606,714	3,173,052
CANADA	8.6%
PIPELINES—C-CORP	7.1%
Enbridge		93,695	3,969,137
Keyera Corp.		65,800	2,012,784
Pembina Pipeline Corp.		29,360	892,197
TransCanada Corp.		202,302	9,154,050
			16,028,168
RAILWAYS	1.5%
Canadian National Railway Co.		29,571	1,746,176
Canadian Pacific Railway Ltd		12,400	1,596,418
			3,342,594
TOTAL CANADA			19,370,762
CHILE	0.5%
WATER
Aguas Andinas SA, Class A		1,859,023	1,067,314
CHINA	1.2%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)[a]		1,668,000	2,329,337
Zhejiang Expressway Co., Ltd., Class H (HKD)[a]		396,000	373,600
TOTAL CHINA			2,702,937

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares/Units	Value
FRANCE	1.2%
AIRPORTS	0.4%
Aeroports de Paris[a]		8,810	$965,316
RAILWAYS	0.8%
Groupe Eurotunnel SAa		175,686	1,855,717
TOTAL FRANCE			2,821,033
HONG KONG	1.7%
ELECTRIC—REGULATED ELECTRIC
Power Assets Holdings Ltd.[a]		413,500	3,801,934
ITALY	5.5%
COMMUNICATIONS—TOWERS	0.8%
Ei Towers S.p.A.[a]		37,258	1,890,604
GAS DISTRIBUTION	2.5%
Snam S.p.A.[a]		935,289	5,591,558
TOLL ROADS	2.2%
Atlantia S.p.A.[a]		200,550	5,010,727
TOTAL ITALY			12,492,889
JAPAN	4.0%
ELECTRIC—INTEGRATED ELECTRIC	1.5%
Chugoku Electric Power Co. (The)[a]		172,100	2,187,932
Tohoku Electric Power Co.[a]		95,500	1,205,259
			3,393,191
GAS DISTRIBUTION	1.1%
Tokyo Gas Co., Ltd.[a]		590,000	2,435,967
RAILWAYS	1.4%
Central Japan Railway Co.[a]		6,100	1,084,968
West Japan Railway Co.[a]		34,600	2,192,715
			3,277,683
TOTAL JAPAN			9,106,841
MEXICO	3.0%
AIRPORTS	1.1%
Grupo Aeroportuario del Pacifico SAB de CV, ADR		24,556	2,520,182

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares/Units	Value
PIPELINES—C-CORP	0.1%
Infraestructura Energetica Nova SAB de CV		31,243	$131,671
TOLL ROADS	1.8%
OHL Mexico SAB de CVb		1,699,529	2,082,283
Promotora y Operadora de Infraestructura SAB de CV		174,589	2,148,826
			4,231,109
TOTAL MEXICO			6,882,962
NEW ZEALAND	1.7%
AIRPORTS
Auckland International Airport Ltd.[a]		826,434	3,844,479
SINGAPORE	0.7%
MARINE PORTS
Hutchison Port Holdings Trust (USD)[a]		3,392,200	1,552,166
SPAIN	3.9%
COMMUNICATIONS—TOWERS	0.9%
Cellnex Telecom SAU, 144Aa,c		122,824	1,927,421
GAS DISTRIBUTION	1.1%
Enagas SAa		85,234	2,603,920
TOLL ROADS	1.9%
Abertis Infraestructuras SAa		121,090	1,789,417
Ferrovial SAa		127,173	2,489,788
			4,279,205
TOTAL SPAIN			8,810,546
SWITZERLAND	2.0%
AIRPORTS
Flughafen Zuerich AGa		25,645	4,538,421
UNITED KINGDOM	3.7%
ELECTRIC—REGULATED ELECTRIC	2.6%
National Grid PLC[a]		397,547	5,846,056
WATER	1.1%
United Utilities Group PLC[a]		178,236	2,470,408
TOTAL UNITED KINGDOM			8,316,464

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares/Units	Value
UNITED STATES	54.3%
COMMUNICATIONS—TOWERS	7.9%
American Tower Corp.		71,901	$8,168,673
Crown Castle International Corp.		96,165	9,754,016
			17,922,689
DIVERSIFIED	0.5%
Macquarie Infrastructure Co. LLC		14,317	1,060,174
ELECTRIC	27.1%
INTEGRATED ELECTRIC	8.9%
Dominion Resources		76,380	5,952,293
NextEra Energy		79,859	10,413,614
NextEra Energy Partners LP		47,039	1,429,045
Pattern Energy Group		105,661	2,427,033
			20,221,985
REGULATED ELECTRIC	18.2%
Alliant Energy Corp.		89,124	3,538,223
CMS Energy Corp.		146,288	6,708,768
DTE Energy Co.		30,446	3,017,808
Edison International		86,226	6,697,173
Eversource Energy		33,027	1,978,317
PG&E Corp.		126,394	8,079,104
WEC Energy Group		74,723	4,879,412
Xcel Energy		139,143	6,230,824
			41,129,629
TOTAL ELECTRIC			61,351,614
GAS DISTRIBUTION	6.8%
Atmos Energy Corp.		71,834	5,841,541
NiSource		69,894	1,853,589
Sempra Energy		67,219	7,664,310
			15,359,440

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares/Units	Value
PIPELINES	6.4%
PIPELINES—C-CORP	4.7%
Cheniere Energy[b]		32,063	$1,203,966
Kinder Morgan		179,687	3,363,741
SemGroup Corp., Class A		29,100	947,496
Spectra Energy Corp.		25,660	939,926
Targa Resources Corp.		25,940	1,093,111
Teekay Corp. (Unregistered)[a,c,d]		96,100	649,415
Williams Cos. (The)		117,112	2,533,132
			10,730,787
PIPELINES—MLP	1.7%
Buckeye Partners LP		16,535	1,162,906
Enterprise Products Partners LP		56,841	1,663,168
Rice Midstream Partners LP		47,100	962,253
			3,788,327
TOTAL PIPELINES			14,519,114
RAILWAYS	3.8%
CSX Corp.		64,029	1,669,876
Union Pacific Corp.		78,264	6,828,534
TOTAL RAILWAYS			8,498,410
WATER	1.8%
American Water Works Co.		49,522	4,185,104
TOTAL UNITED STATES			122,896,545
TOTAL COMMON STOCK (Identified cost—$180,555,747)			224,847,784
SHORT-TERM INVESTMENTS	0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.14%[e]		600,000	600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$600,000)			600,000
TOTAL INVESTMENTS (Identified cost—$181,155,747)	99.6%		225,447,784
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		879,204
NET ASSETS	100.0%		$226,326,988

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Glossary of Portfolio Abbreviations

ADR   American Depositary Receipt

HKD   Hong Kong Dollar

MLP   Master Limited Partnership

USD   United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 31.9% of the net assets of the Fund, 31.6% of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

b  Non-income producing security.

c  Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.2% of the net assets of the Fund, of which 0.3% are illiquid.

d  Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.

e  Rate quoted represents the annualized seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Sector Summary	% of Net Assets
Electric	33.8
Pipelines	14.5
Toll Roads	12.6
Gas Distribution	11.5
Communications	9.6
Railways	7.5
Airports	5.2
Water	3.4
Marine Ports	0.7
Other	0.7
Diversified	0.5
100.0

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$181,155,747)	$225,447,784
Cash	660,769
Foreign currency, at value (Identified cost—$793,205)	793,543
Receivable for:
Investment securities sold	1,320,318
Dividends	854,442
Fund shares sold	467,546
Other assets	3,036
Total Assets	229,547,438
LIABILITIES:
Payable for:
Investment securities purchased	1,580,865
Dividends declared	732,393
Fund shares redeemed	598,558
Investment advisory fees	134,914
Shareholder servicing fees	31,043
Administration fees	3,598
Distribution fees	1,456
Directors' fees	251
Other liabilities	137,372
Total Liabilities	3,220,450
NET ASSETS	$226,326,988
NET ASSETS consist of:
Paid-in capital	$199,553,611
Dividends in excess of net investment income	(14,379)
Accumulated net realized loss	(17,483,979)
Net unrealized appreciation	44,271,735
$226,326,988

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2016 (Unaudited)

CLASS A SHARES:
NET ASSETS	$38,567,655
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,131,145
Net asset value and redemption price per share	$18.10
Maximum offering price per share ($18.10 ÷ 0.955)[a]	$18.95
CLASS C SHARES:
NET ASSETS	$23,457,883
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,299,730
Net asset value and offering price per share[b]	$18.05
CLASS I SHARES:
NET ASSETS	$164,259,093
Shares issued and outstanding ($0.001 par value common stock outstanding)	9,050,820
Net asset value, offering and redemption price per share	$18.15
CLASS R SHARES:
NET ASSETS	$13,688
Shares issued and outstanding ($0.001 par value common stock outstanding)	754
Net asset value, offering and redemption price per share	$18.15
CLASS Z SHARES:
NET ASSETS	$28,669
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,580
Net asset value, offering and redemption price per share	$18.14

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividend income (net of $195,129 of foreign withholding tax)	$3,658,176
Expenses:
Investment advisory fees	803,125
Distribution fees—Class A	46,741
Distribution fees—Class C	83,316
Distribution fees—Class R	23
Shareholder servicing fees—Class A	18,696
Shareholder servicing fees—Class C	27,772
Shareholder servicing fees—Class I	57,862
Professional fees	78,434
Registration and filing fees	59,031
Administration fees	56,193
Transfer agent fees and expenses	39,479
Shareholder reporting expenses	33,528
Custodian fees and expenses	16,559
Directors' fees and expenses	9,307
Proxy expenses	5,118
Line of credit fees	65
Miscellaneous	15,756
Total Expenses	1,351,005
Net Investment Income	2,307,171
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(10,916,900)
Foreign currency transactions	69,466
Net realized loss	(10,847,434)
Net change in unrealized appreciation (depreciation) on:
Investments	36,364,831
Foreign currency translations	(11,338)
Net change in unrealized appreciation (depreciation)	36,353,493
Net realized and unrealized gain (loss)	25,506,059
Net Increase in Net Assets Resulting from Operations	$27,813,230

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
Change in Net Assets:
From Operations:
Net investment income	$2,307,171	$4,216,418
Net realized gain (loss)	(10,847,434)	6,942,515
Net change in unrealized appreciation (depreciation)	36,353,493	(32,529,516)
Net increase (decrease) in net assets resulting from operations	27,813,230	(21,370,583)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(425,092)	(777,822)
Class C	(188,500)	(233,351)
Class I	(2,021,301)	(3,304,337)
Class R	(120)	(140)
Class Z	(364)	(461)
Net realized gain:
Class A	—	(1,791,029)
Class C	—	(969,484)
Class I	—	(6,713,597)
Class R	—	(386)
Class Z	—	(972)
Total dividends and distributions to shareholders	(2,635,377)	(13,791,579)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(15,363,873)	926,760
Total increase (decrease) in net assets	9,813,980	(34,235,402)
Net Assets:
Beginning of period	216,513,008	250,748,410
End of period[a]	$226,326,988	$216,513,008

a  Includes dividends in excess of net investment income and accumulated undistributed net investment income of $14,379 and $313,827, respectively.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.09	$18.59	$16.88	$14.49	$12.95	$12.93
Income (loss) from investment operations:
Net investment income[a]	0.17	0.28	0.25	0.20	0.25	0.26
Net realized and unrealized gain (loss)	2.04	(1.78)	1.71	2.42	1.55	0.03
Total from investment operations	2.21	(1.50)	1.96	2.62	1.80	0.29
Less dividends and distributions to shareholders from:
Net investment income	(0.20)	(0.29)	(0.21)	(0.23)	(0.26)	(0.27)
Net realized gain	—	(0.71)	(0.04)	—	—	—
Return of capital	—	—	—	—	—	(0.00)[b]
Total dividends and distributions to shareholders	(0.20)	(1.00)	(0.25)	(0.23)	(0.26)	(0.27)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [b]
Net increase (decrease) in net asset value	2.01	(2.50)	1.71	2.39	1.54	0.02
Net asset value, end of period	$18.10	$16.09	$18.59	$16.88	$14.49	$12.95
Total investment return[c,d]	13.74%[e]	–8.10%	11.57%	18.20%	14.04%	2.22%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$38.6	$38.1	$48.6	$33.3	$38.3	$35.2
Ratio of expenses to average daily net assets (before expense reduction)	1.39%[f]	1.33%[g]	1.36%	1.50%	1.66%[h]	1.61%[h]
Ratio of expenses to average daily net assets (net of expense reduction)	1.39%[f]	1.33%[g]	1.36%	1.50%	1.50%[h]	1.50%[h]
Ratio of net investment income to average daily net assets (before expense reduction)	2.00%[f]	1.50%[g]	1.36%	1.24%	1.66%[h]	1.86%[h]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.00%[f]	1.50%[g]	1.36%	1.24%	1.82%[h]	1.97%[h]
Portfolio turnover rate	28%[e]	86%	36%	68%	69%	73%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.32% and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 1.51%.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.05	$18.54	$16.84	$14.46	$12.92	$12.90
Income (loss) from investment operations:
Net investment income[a]	0.11	0.15	0.13	0.10	0.16	0.17
Net realized and unrealized gain (loss)	2.04	(1.76)	1.71	2.41	1.55	0.03
Total from investment operations	2.15	(1.61)	1.84	2.51	1.71	0.20
Less dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.17)	(0.10)	(0.13)	(0.17)	(0.18)
Net realized gain	—	(0.71)	(0.04)	—	—	—
Return of capital	—	—	—	—	—	(0.00)[b]
Total dividends and distributions to shareholders	(0.15)	(0.88)	(0.14)	(0.13)	(0.17)	(0.18)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [b]
Net increase (decrease) in net asset value	2.00	(2.49)	1.70	2.38	1.54	0.02
Net asset value, end of period	$18.05	$16.05	$18.54	$16.84	$14.46	$12.92
Total investment return[c,d]	13.37%[e]	–8.70%	10.88%	17.41%	13.30%	1.52%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$23.5	$22.4	$26.1	$18.4	$16.0	$17.2
Ratio of expenses to average daily net assets (before expense reduction)	2.04%[f]	1.98%[g]	2.01%	2.15%	2.31%[h]	2.26%[h]
Ratio of expenses to average daily net assets (net of expense reduction)	2.04%[f]	1.98%[g]	2.01%	2.15%	2.15%[h]	2.15%[h]
Ratio of net investment income to average daily net assets (before expense reduction)	1.37%[f]	0.85%[g]	0.72%	0.61%	0.99%[h]	1.20%[h]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.37%[f]	0.85%[g]	0.72%	0.61%	1.15%[h]	1.31%[h]
Portfolio turnover rate	28%[e]	86%	36%	68%	69%	73%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.97% and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.86%.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.14	$18.64	$16.93	$14.52	$12.97	$12.96
Income (loss) from investment operations:
Net investment income[a]	0.19	0.33	0.30	0.26	0.30	0.32
Net realized and unrealized gain (loss)	2.05	(1.78)	1.71	2.43	1.56	0.01
Total from investment operations	2.24	(1.45)	2.01	2.69	1.86	0.33
Less dividends and distributions to shareholders from:
Net investment income	(0.23)	(0.34)	(0.26)	(0.28)	(0.31)	(0.32)
Net realized gain	—	(0.71)	(0.04)	—	—	—
Return of capital	—	—	—	—	—	(0.00)[b]
Total dividends and distributions to shareholders	(0.23)	(1.05)	(0.30)	(0.28)	(0.31)	(0.32)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [b]
Net increase (decrease) in net asset value	2.01	(2.50)	1.71	2.41	1.55	0.01
Net asset value, end of period	$18.15	$16.14	$18.64	$16.93	$14.52	$12.97
Total investment return[c]	13.85%[d]	–7.79%	11.82%	18.69%	14.44%	2.51%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$164.3	$155.9	$175.9	$93.0	$53.5	$36.9
Ratio of expenses to average daily net assets (before expense reduction)	1.12%[e]	1.04%[f]	1.10%	1.16%	1.31%[g]	1.26%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.12%[e]	1.04%[f]	1.10%	1.15%	1.15%[g]	1.15%[g]
Ratio of net investment income to average daily net assets (before expense reduction)	2.30%[e]	1.80%[f]	1.63%	1.62%	2.04%[g]	2.33%[g]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.30%[e]	1.80%[f]	1.63%	1.63%	2.20%[g]	2.44%[g]
Portfolio turnover rate	28%[d]	86%	36%	68%	69%	73%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.03% and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 1.81%.

g  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
Per Share Operating Performance:	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$16.14	$18.64	$18.44
Income (loss) from investment operations:
Net investment income[b]	0.16	0.25	0.04
Net realized and unrealized gain (loss)	2.05	(1.78)	0.26
Total from investment operations	2.21	(1.53)	0.30
Less dividends and distributions to shareholders from:
Net investment income	(0.20)	(0.26)	(0.10)
Net realized gain	—	(0.71)	—
Total dividends and distributions to shareholders	(0.20)	(0.97)	(0.10)
Net increase (decrease) in net asset value	2.01	(2.50)	0.20
Net asset value, end of period	$18.15	$16.14	$18.64
Total investment return[c]	13.66%[d]	–8.22%	1.61%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$13.7	$8.8	$10.1
Ratio of expenses to average daily net assets (before expense reduction)	1.54%[e]	1.48%[f]	1.52%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.54%[e]	1.48%[f]	1.52%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	1.94%[e]	1.34%[f]	0.98%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.94%[e]	1.34%[f]	0.98%[e]
Portfolio turnover rate	28%[d]	86%	36%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.47% and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 1.35%.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
Per Share Operating Performance:	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$16.13	$18.64	$18.44
Income (loss) from investment operations:
Net investment income[b]	0.21	0.38	0.07
Net realized and unrealized gain (loss)	2.03	(1.83)	0.25
Total from investment operations	2.24	(1.45)	0.32
Less dividends and distributions to shareholders from:
Net investment income	(0.23)	(0.35)	(0.12)
Net realized gain	—	(0.71)	—
Total dividends and distributions to shareholders	(0.23)	(1.06)	(0.12)
Net increase (decrease) in net asset value	2.01	(2.51)	0.20
Net asset value, end of period	$18.14	$16.13	$18.64
Total investment return[c]	13.90%[d]	–7.79%	1.74%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$28.7	$22.8	$10.1
Ratio of expenses to average daily net assets (before expense reduction)	1.04%[e]	0.98%[f]	1.02%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.04%[e]	0.98%[f]	1.02%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	2.48%[e]	2.06%[f]	1.49%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.48%[e]	2.06%[f]	1.49%[e]
Portfolio turnover rate	28%[d]	86%	36%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 0.97% and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 2.07%.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Global Infrastructure Fund, Inc. (the Fund), was incorporated under the laws of the State of Maryland on January 13, 2004 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the disclosure hierarchy. As of June 30, 2016, there were $61,115,683 of securities transferred from Level 1 to Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of June 30, 2016.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Brazil	$3,173,052	$3,173,052	$—	$—
Canada	19,370,762	19,370,762	—	—
Chile	1,067,314	1,067,314	—	—
Mexico	6,882,962	6,882,962	—	—
United States	122,896,545	122,247,130	—	649,415	[a,b]
Other Countries	71,457,149	—	71,457,149	—
Short-Term Investments	600,000	—	600,000	—
Total Investments[c]	$225,447,784	$152,741,220	$72,057,149	$649,415

a  Private placement in a public equity classified as Level 3 is valued at a discount to quoted market price to reflect limited liquidity.

b  Fair valued, pursuant to the Fund's fair value procedures utilizing significant unobservable inputs and assumptions. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

c  Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

United States
Balance as of December 31, 2015	$—
Purchases	799,552
Change in unrealized appreciation (depreciation)	(150,137)
Balance as of June 30, 2016	$649,415

The change in unrealized appreciation (depreciation) attributable to securities owned on June 30, 2016 which were valued using significant unobservable inputs (Level 3) amounted to $(150,137).

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at June 30, 2016	Valuation Technique	Unobservable Inputs	Input Value
United States	$649,415	Market Price Less Discount	Liquidity Discount	5.22%

The significant unobservable inputs utilized in the fair value measurement of the Fund's Level 3 equity investments in United States is a discount to quoted market prices to reflect limited liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2016, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from return of capital upon the final determination of the Fund's taxable income after December 31, 2016, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2016, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

For the seven months ended July 31, 2015, the investment advisor contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) did not exceed 1.50% for Class A shares, 2.15% for Class C shares, 1.15% for Class I shares, 1.65% for Class R shares and 1.15% for Class Z shares. On June 16, 2015, the Board of Directors of the Fund approved the termination of the Fund's fee

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

waiver/expense reimbursement agreement with the investment advisor, effective August 1, 2015. For the six months ended June 30, 2016, there were no fees waived and/or expenses reimbursed to the Fund.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. securities. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the average daily net assets of the Fund. For the six months ended June 30, 2016, the Fund incurred $21,417 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares, and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2016, the Fund has been advised that the distributor or its affiliates received $2,969 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the Distributor receiving amounts greater or less than the upfront commission paid by the Distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $1,371 for the six months ended June 30, 2016.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2016, totaled $60,064,736 and $73,604,656, respectively.

Note 4. Income Tax Information

As of June 30, 2016, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$181,155,747
Gross unrealized appreciation	$49,553,732
Gross unrealized depreciation	(5,261,695)
Net unrealized appreciation	$44,292,037

Note 5. Capital Stock

The Fund is authorized to issue 300 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. On June 19, 2015, the Fund automatically converted its outstanding Class B shares to Class A shares. Class B shares are no longer offered by the Fund and have been terminated as a separately designated class. The Fund has not offered Class B shares for purchase since April 30, 2007. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A:
Sold	156,917	$2,677,741	953,198	$17,519,888
Issued as reinvestment of dividends and distributions	16,847	304,939	120,382	1,965,041
Redeemed	(412,511)	(6,943,292)	(1,320,295)	(23,076,958)
Net decrease	(238,747)	$(3,960,612)	(246,715)	$(3,592,029)

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class B:
Redeemed	—	$—	(3,076)	$(59,394)
Net decrease	—	$—	(3,076)	$(59,394)
Class C:
Sold	36,804	$623,967	233,235	$4,254,491
Issued as reinvestment of dividends and distributions	7,157	129,187	51,056	824,906
Redeemed	(140,913)	(2,332,854)	(295,689)	(5,240,619)
Net decrease	(96,952)	$(1,579,700)	(11,398)	$(161,222)
Class I:
Sold	1,116,843	$18,702,601	4,058,876	$74,586,752
Issued as reinvestment of dividends and distributions	80,915	1,468,607	456,370	7,471,563
Redeemed	(1,810,895)	(30,001,334)	(4,288,523)	(77,335,392)
Net increase (decrease)	(613,137)	$(9,830,126)	226,723	$4,722,923
Class R:
Sold	211	$3,826	—	$—
Issued as reinvestments of dividends and distributions	1	14	—	—
Net increase	212	$3,840	—	$—
Class Z:
Sold	151	$2,487	821	$15,626
Issued as reinvestment of dividends and distributions	13	238	53	856
Net increase	164	$2,725	874	$16,482

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, was a party to a $50,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement (as applicable), which expired January 22, 2016. The Fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement. As approved by the Board of Directors on December 8, 2015, the Fund did not renew the credit agreement.

During the period January 1, 2016 through January 22, 2016, the Fund did not borrow under the credit agreement.

Note 7. Other Risks

Infrastructure Companies Risk: Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund's investments in foreign securities will be subject to foreign currency risk, which means that the Fund's NAV could decline as a result of changes in the

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund's foreign currency risks.

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, over-the-counter (OTC) trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Master Limited Partnership Risk: An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Weakening energy market fundamentals may increase counterparty risk and impact MLP profitability. Specifically, energy companies suffering financial distress may be able to abrogate contracts with MLPs, decreasing or eliminating sources of revenue.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund's prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2016 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 7, 2016 and at a meeting of the full Board of Directors held in person on June 15, 2016, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2017 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and the Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant linked benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds' medians for the one-, three- and five-year periods ended March 31, 2016, ranking in the second, first and second quintiles, respectively. The Board of Directors also noted that the Fund outperformed its linked benchmark for the five- and ten-year periods ended March 31, 2016. The Board of Directors also noted that the Fund underperformed its linked benchmark for the one- and three-year periods ended March 31, 2016. The Board of Directors noted that the Fund's investment strategy changed to global infrastructure from utilities effective April 1, 2008. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other infrastructure funds. The Board of Directors then determined that Fund performance, in light of all considerations noted above, supported the continuation of the Advisory Agreements.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the advisory fees and administrative fees payable by the Fund, as well as the total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee was higher than the Peer Funds' median, while the contractual management fee was lower than the Peer Funds' median, ranking in the third and first quintiles, respectively. The Board of Directors noted that the Fund's net expense ratio was lower than the Peer Funds' median, ranking in the second quintile. The Board of Directors noted that the Fund's peer rankings for actual management fee and expense ratio were within 0.029% of the Peer

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Funds' medians. The Board of Directors noted that the Fund has a breakpoint of 0.10% on assets over $1.5 billion; however, as a result of the Fund's asset size, the reduced fee is not currently applicable. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. In light of the considerations above, the Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. Since the Subadvisors are paid by the Investment Advisor for investment services provided to the Fund and not by the Fund and are affiliates of the Investment Advisor, the Board of Directors considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors' separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's advisory fee schedule contains a breakpoint of 0.10% once the Fund's assets reach $1.5 billion. The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreements to those under the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Robert S. Becker
Vice President

Benjamin Morton
Vice President

Tina M. Payne
Secretary and Chief Legal Officer

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class   A—CSUAX
C—CSUCX
I—CSUIX
R—CSURX
Z—CSUZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Global Infrastructure Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

280 PARK AVENUE

NEW YORK, NY 10017

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CSUAXSAR

Semiannual Report June 30, 2016

Cohen & Steers Global Infrastructure Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: September 2, 2016